HOSPITALITY REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	$ 50	$ 503	$ 416	$ 994
Room, food and beverage
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	42	378	318	738
Gaming, and other leisure activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	1	95	68	195
Other hospitality revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total hospitality revenue	$ 7	$ 30	$ 30	$ 61